TAXATION - Net deferred tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net deferred tax
Balance	$ (25,296,931)	$ (28,472,383)
Additions for business combination		(996,824)
Charge for the period	134,770	5,115,586
Conversion difference	(43,779)	(943,310)
Balance	$ (25,205,940)	$ (25,296,931)